Provisions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provision accrued for labour claims	$ 303,180	$ 248,152
Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Accretion charged to earnings as finance expense	14,800	7,500
Increase (Decrease) in Reclamation Expenditures	4,200	6,000
Provision accrued for labour claims	$ 296,228	$ 242,861	$ 235,110
Litigation [member]
Disclosure of other provisions [line items]
Provision accrued for labour claims			$ 5,300
Bottom of range [member] | Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Inflation rate (percent)	2.00%	1.00%
Discount rate (percent)	3.00%	1.00%
Top of range [member] | Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Inflation rate (percent)	6.00%	5.00%
Discount rate (percent)	11.00%	9.00%